ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Trade accounts payable	$ 620,826	$ 1,450,083
Share-settled debt		1,348,663
Accrued liabilities	$ 68,448	201,334
Employee payroll and severance		220,290
Accrued interest	$ 4,088	558,032
Total accounts Payable and Accrued Liabilities	$ 693,362	$ 3,778,401